PENSION AND POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS - Summary of Pension Plan Assets Measured and Recorded at Fair Value on Recurring Basis (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Interest and dividend receivable excluded from fair value of pension plan assets	$ 62	$ 57
Sale of investments receivable excluded from fair value of pension plan assets	4	1
Accruals for pension administration expense excluded from fair value of pension plan assets	5	6
Taxes payable excluded from pension plan assets fair value	2	2
Payable to participants excluded from pension plan assets fair value	0
Receivable to participants excluded from pension plan assets fair value		3
Purchase of investments payable excluded from fair value of pension plan assets	2	1
Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	9,461	9,290
Total fair value of plan liabilities	1	3
Fair Value, Recurring | Derivative instruments
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan liabilities	1	3
Pooled funds | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3,277	3,142
Cash and cash equivalents | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	124	106
Short-term securities | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	182	171
Derivative instruments | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2	1
Corporate shares - Canadian | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	102	116
Corporate shares - Foreign | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,991	2,942
Bonds and debentures - Canadian | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,677	2,717
Bonds and debentures - Foreign | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	106	95
Level 1 | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,962	2,917
Total fair value of plan liabilities	0	0
Level 1 | Fair Value, Recurring | Derivative instruments
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan liabilities	0	0
Level 1 | Pooled funds | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 1 | Cash and cash equivalents | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	124	106
Level 1 | Short-term securities | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 1 | Derivative instruments | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 1 | Corporate shares - Canadian | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	102	116
Level 1 | Corporate shares - Foreign | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,736	2,695
Level 1 | Bonds and debentures - Canadian | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 1 | Bonds and debentures - Foreign | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 2 | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3,222	3,231
Total fair value of plan liabilities	1	3
Level 2 | Fair Value, Recurring | Derivative instruments
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan liabilities	1	3
Level 2 | Pooled funds | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 2 | Cash and cash equivalents | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 2 | Short-term securities | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	182	171
Level 2 | Derivative instruments | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2	1
Level 2 | Corporate shares - Canadian | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 2 | Corporate shares - Foreign | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	255	247
Level 2 | Bonds and debentures - Canadian | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,677	2,717
Level 2 | Bonds and debentures - Foreign | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	106	95
Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3,277	3,142	$ 2,769
Level 3 | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3,277	3,142
Total fair value of plan liabilities	0	0
Level 3 | Fair Value, Recurring | Derivative instruments
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan liabilities	0	0
Level 3 | Pooled funds | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3,277	3,142
Level 3 | Cash and cash equivalents | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 | Short-term securities | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 | Derivative instruments | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 | Corporate shares - Canadian | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 | Corporate shares - Foreign | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 | Bonds and debentures - Canadian | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 | Bonds and debentures - Foreign | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	$ 0	$ 0